UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10347

Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 147.0% (100.0% of Total Investments)
	Consumer Staples – 7.9% (5.4% of Total Investments)
$ 2,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	$ 1,848,325
	Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
540	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	506,855
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
16,985	5.750%, 6/01/47	6/17 at 100.00	B	12,944,778
6,325	5.125%, 6/01/47	6/17 at 100.00	B	4,372,473
6,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	4,610,664
	Bonds, Series 2007A-2, 5.300%, 6/01/37
32,615	Total Consumer Staples			24,283,095
	Education and Civic Organizations – 13.5% (9.2% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	292,082
	2005A, 5.000%, 10/01/35
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,464,754
	Series 2011, 6.125%, 10/01/36
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	208,854
270	5.000%, 11/01/25	11/15 at 100.00	A2	278,124
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,013,390
1,275	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/14 at 100.00	Baa1	1,276,339
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
6,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	6,388,260
	NPFG Insured
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	1,372,553
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
515	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	4/14 at 100.00	N/R	515,216
	University, Series 2003, 6.500%, 10/01/23
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	A	11,084,700
	Bonds, Series 1999, 5.875%, 1/15/28 – NPFG Insured
8,760	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/23 at 100.00	Aa2	9,521,770
	2013J, 5.250%, 5/15/31
3,000	University of California, General Revenue Bonds, Series 2013AF, 5.000%, 5/15/29	5/23 at 100.00	Aa1	3,293,820
3,690	University of California, General Revenue Bonds, Series 2013AI, 5.000%, 5/15/38	5/23 at 100.00	Aa1	3,859,777
39,460	Total Education and Civic Organizations			41,569,639
	Health Care – 26.1% (17.7% of Total Investments)
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	2,548,125
	Series 2008J, 5.625%, 7/01/32
1,445	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	1,481,241
	San Diego, Series 2011, 5.250%, 8/15/41
1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	1,957,862
	Series 2009A, 5.750%, 7/01/39
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	4,041,991
	6.000%, 8/15/42
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	3,773,358
	Bonds Trust 3765, 19.386%, 5/15/39 (IF) (4)
3,850	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	3,852,272
	West, Series 2005A, 5.000%, 3/01/35
1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AA–	1,658,861
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
1,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	991,700
	Series 2012A, 5.000%, 4/01/42
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	1,678,338
	System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	10,059,103
	2011A, 6.000%, 8/15/42
3,435	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	2,939,364
	System, Series 2007A, 5.125%, 7/15/31
4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA–	4,748,670
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
2,330	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB–	2,182,744
	Health System, Series 2005A, 5.250%, 7/01/35
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	656,113
	Series 2001C, 5.250%, 8/01/31
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	4,232,297
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	5,657,512
	Option Bond Trust 3102, 19.109%, 11/15/46 (IF) (4)
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,213,258
	2008A, 8.250%, 12/01/38
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	4,026,840
	5.250%, 1/01/42
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB+	683,804
	6.500%, 11/01/29
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	1,025,360
	6.750%, 11/01/39
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	7,359,377
	6.000%, 11/01/41
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical
	Center, Series 2007A:
5,790	5.000%, 7/01/38	7/17 at 100.00	Baa2	5,533,387
2,500	5.000%, 7/01/47	7/17 at 100.00	Baa2	2,335,100
3,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	3,718,206
	7.500%, 12/01/41
78,299	Total Health Care			80,354,883
	Housing/Multifamily – 1.4% (1.0% of Total Investments)
2,010	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,097,355
	Series 2010A, 6.400%, 8/15/45
2,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	2,007,476
	Series 2012A, 5.500%, 8/15/47
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	312,140
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
4,355	Total Housing/Multifamily			4,416,971
	Housing/Single Family – 3.5% (2.4% of Total Investments)
230	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	240,716
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206:
10,180	8.025%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	A–	7,790,652
3,805	8.398%, 2/01/29 (Alternative Minimum Tax) (IF)	2/17 at 100.00	A–	2,882,173
14,215	Total Housing/Single Family			10,913,541
	Industrials – 1.7% (1.1% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	11/15 at 101.00	BBB	5,163,350
	Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	D	20,664
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
10,205	Total Industrials			5,184,014
	Long-Term Care – 1.3% (0.9% of Total Investments)
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/14 at 100.00	A	1,504,905
1,315	5.250%, 3/01/32	3/14 at 100.00	A	1,318,288
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Baa1	1,158,460
	2009, 8.000%, 11/01/29
3,815	Total Long-Term Care			3,981,653
	Tax Obligation/General – 17.9% (12.2% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	A1	3,494,054
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	3,768,555
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,960	5.500%, 3/01/40	3/20 at 100.00	A1	2,120,034
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,041,730
	California State, General Obligation Bonds, Various Purpose Series 2011:
1,770	5.250%, 10/01/28	No Opt. Call	A1	1,950,310
4,000	5.000%, 9/01/31	No Opt. Call	A1	4,242,320
4,315	5.000%, 10/01/41	10/21 at 100.00	A1	4,393,145
3,230	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 2/01/29	2/22 at 100.00	A1	3,508,911
	California State, General Obligation Bonds, Various Purpose Series 2013:
1,260	5.000%, 2/01/29	No Opt. Call	A1	1,352,875
1,710	5.000%, 2/01/31	No Opt. Call	A1	1,809,146
2,465	5.000%, 4/01/37	4/23 at 100.00	A1	2,539,024
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	6/14 at 100.00	AA	15,020
	Insured (Alternative Minimum Tax)
1,120	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA–	1,134,504
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
18,500	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	2,548,560
	District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/46
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	2,911,132
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
2,115	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/21 at 100.00	AA+	2,190,442
	Election 2010 Series 2011A, 5.000%, 9/01/42
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37 at 100.00	AA–	2,472,187
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
1,535	5.500%, 8/01/38	8/24 at 100.00	Aa3	1,637,031
1,750	5.500%, 8/01/40	8/24 at 100.00	Aa3	1,860,268
	Yosemite Community College District, California, General Obligation Bonds, Capital
	Appreciation, Election 2004, Series 2010D:
15,000	0.000%, 8/01/31	No Opt. Call	Aa2	5,992,500
12,520	0.000%, 8/01/42	No Opt. Call	Aa2	4,308,132
89,050	Total Tax Obligation/General			55,289,880
	Tax Obligation/Limited – 53.7% (36.6% of Total Investments)
1,960	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special	8/17 at 102.00	N/R	519,126
	Tax Bonds, Series 2007, 5.750%, 8/01/25 (5)
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Series 2013G:
5,690	5.250%, 9/01/30	9/23 at 100.00	A2	6,069,864
7,135	5.250%, 9/01/32	9/23 at 100.00	A2	7,507,233
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Various Correctional Facilities Series 2013F:
1,685	5.250%, 9/01/31	9/23 at 100.00	A2	1,783,775
1,450	5.250%, 9/01/33	9/23 at 100.00	A2	1,517,498
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/14 at 100.00	A2	4,010,240
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/13 at 100.00	A2	4,523,124
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,090,810
	2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	2,478,135
	2010A-1, 5.750%, 3/01/30
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	724,660
	Facilities District 98-2, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	2,097,144
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,050	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/14 at 101.00	A	994,403
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003, 5.000%,
	9/01/33 – NPFG Insured
1,445	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/14 at 100.00	A–	1,447,341
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,129,410
	6.000%, 9/01/34
3,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	3/14 at 100.00	N/R	3,503,080
	Series 2005, 6.300%, 9/01/31
1,000	Gilroy School Facilities Financing Authority, Santa Clara County, California, Revenue Bonds,	8/23 at 100.00	Aa3	988,350
	Series 2013A, 5.000%, 8/01/46
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,000	5.000%, 6/01/45	6/15 at 100.00	A2	2,849,670
5,910	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	5,718,871
1,310	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,296,389
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	332,125
760	5.125%, 9/01/36	9/16 at 100.00	N/R	733,712
685	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	655,929
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	BBB+	919,310
	8/01/37 – RAAI Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	1,328,248
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,
	Bunker Hill Redevelopment Project, Series 2004L:
1,715	5.000%, 3/01/18	3/14 at 100.00	BBB–	1,722,186
1,350	5.100%, 3/01/19	3/14 at 100.00	BBB–	1,355,022
7,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA–	7,033,740
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AA–	1,691,331
	Participation, Series 2005, 5.000%, 3/01/26 – AGM Insured
725	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	856,725
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
240	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,	9/14 at 102.00	N/R	231,514
	Series 2006D, 5.000%, 9/01/33
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	294,962
	Project, Series 2011, 6.750%, 9/01/40
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	2/14 at 100.00	N/R	2,000,680
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/14 at 100.00	A	11,060,496
	Area 1, Series 2002, 5.100%, 4/01/30 – NPFG Insured
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,820	5.250%, 9/01/30	9/23 at 100.00	N/R	1,782,144
1,635	5.750%, 9/01/39	9/23 at 100.00	N/R	1,630,471
300	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	296,244
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
245	6.000%, 9/01/33	3/14 at 100.00	N/R	248,918
540	6.125%, 9/01/41	3/14 at 100.00	N/R	544,406
2,885	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	6/14 at 100.00	N/R	2,885,375
2,185	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,252,560
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/14 at 100.00	A	3,048,143
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
995	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	999,487
	Facilities District 14 Del Sur, Series 2006, 5.125%, 9/01/26
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	5,932,160
	2009A, 0.000%, 8/01/32
865	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	911,892
	2011A, 5.750%, 9/01/30
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	A–	3,576,724
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
155	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	171,128
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill
	Crest, Series 2012:
995	5.000%, 9/01/29	9/22 at 100.00	N/R	965,369
2,625	5.000%, 9/01/35	9/22 at 100.00	N/R	2,440,568
3,100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	3,006,287
	5.000%, 9/01/34
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	3/14 at 100.00	AA–	14,549,675
	Project, Series 2001A, 5.000%, 9/01/26 – AGM Insured
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	140,311
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	135,201
160	7.000%, 8/01/41	2/21 at 100.00	BBB	170,587
1,160	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	1,175,045
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,536,765
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
6,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1 and 3,	8/15 at 102.00	A	5,856,060
	Series 2005A, 5.000%, 8/01/34 – AMBAC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	226,156
	7.000%, 10/01/26
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	BBB+	8,426,664
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	9/14 at 100.00	A	1,253,475
	9/01/34 – FGIC Insured
1,415	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 102.00	N/R	1,233,951
	District 03-02 Roripaugh, Series 2013, 5.450%, 9/01/26
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,341,498
	Bonds Series 2011A, 7.000%, 8/01/39
1,950	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A,	11/22 at 100.00	AA+	1,966,692
	5.000%, 11/01/38
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment
	Project 1, Police Facility Subordinate Series 2009:
7,500	6.250%, 11/01/39	11/19 at 100.00	AA–	8,304,675
5,000	5.750%, 11/01/45	11/19 at 100.00	AA–	5,223,800
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	417,449
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California,	4/14 at 100.00	A	2,527,600
	Certificates of Participation, Refunding Series 2001A, 5.000%, 10/01/26 – NPFG Insured
168,000	Total Tax Obligation/Limited			165,642,583
	Transportation – 0.8% (0.5% of Total Investments)
2,350	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P, 5.000%, 5/01/29	No Opt. Call	A+	2,416,599
	(Alternative Minimum Tax)
	U.S. Guaranteed – 3.1% (2.1% of Total Investments) (6)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	1,872,469
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
640	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School	10/15 at 100.00	N/R (6)	683,187
	of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	AA (6)	2,976,785
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (6)	620,546
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AA- (6)	1,012,430
	5.000%, 3/01/24 (Pre-refunded 3/01/14) – NPFG Insured
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (6)	1,570,758
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/14 at 105.00	N/R (6)	668,256
	District 01-1, Refunding Series 2009A, 8.625%, 9/01/39 (Pre-refunded 9/01/14)
8,180	Total U.S. Guaranteed			9,404,431
	Utilities – 8.0% (5.4% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,719,396
	2007A, 5.000%, 11/15/35
14,505	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	15,058,210
	2012B, 5.000%, 7/01/43
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
2,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,015,880
1,285	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,286,067
2,500	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%, 8/01/22 –	2/14 at 100.00	A+	2,508,400
	AMBAC Insured (Alternative Minimum Tax)
24,105	Total Utilities			24,587,953
	Water and Sewer – 8.1% (5.5% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
3,000	5.000%, 10/01/29	4/23 at 100.00	AA–	3,268,320
3,000	5.000%, 10/01/34	4/23 at 100.00	AA–	3,176,520
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 –	6/14 at 100.00	AA+	1,094,236
	AMBAC Insured
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
2,685	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,318,014
6,155	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,023,649
3,000	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	3,025,740
	2010, 5.000%, 10/01/40
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	1,130,828
	10/01/36 – AGM Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	908,619
	5.000%, 4/01/36 – NPFG Insured
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA–	875,679
	5.000%, 6/01/31 – NPFG Insured
2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	2,131,360
	Series 2007A, 5.000%, 7/01/37
2,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	2,083,260
	Series 2009B, 5.000%, 11/01/39
25,775	Total Water and Sewer			25,036,225
$ 500,424	Total Long-Term Investments (cost $448,686,446)			453,081,467
	Floating Rate Obligations – (0.3)%			(845,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (51.9)% (7)			(160,000,000)
	Other Assets Less Liabilities – 5.2%			16,054,384
	Net Assets Applicable to Common Shares – 100%			$ 308,290,851

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$453,081,467	$ —	$453,081,467

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $447,259,182.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 19,431,754
Depreciation	(14,454,469)
Net unrealized appreciation (depreciation) of investments	$ 4,977,285

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.3%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014